State Street

PO Box 5049

Boston, MA 02206-5049

VIA EDGAR

February 1, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FPA New Income, Inc. (“Registrant”)
1933 Act File No. 002-30393
1940 Act File No. 811-01735
Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus and the Statement of Additional Information, each dated January 28, 2022 do not differ from that contained in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2022 (Accession # 0001104659-22-008884).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding

Vice President

Enclosures

cc: J. Richard Atwood